Trade Receivable (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of Other Receivables Current [Abstract]
Schedule of Trade Receivable
	As of June 30, 2024	As of June 30, 2023
Accounts receivable	$471,500	$361,097
Total Trade receivables	$471,500	$361,097